Provisions and contingencies - Disclosure of contingent liabilities in business combination (Details) - Discuva Limited - GBP (£) £ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Estimated assumed contingent liabilities	£ 1,900	£ 1,900
1% lower discount rate	1,973
1% higher discount rate	1,836
10% lower probability of success	1,675
10% higher probability of success	£ 2,106